EMPLOYEE AND DIRECTOR INCENTIVE PLANS	12 Months Ended
Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
EMPLOYEE AND DIRECTOR INCENTIVE PLANS	EMPLOYEE AND DIRECTOR INCENTIVE PLANS
2020 Omnibus Incentive Plan
On July 15, 2020, Leo’s shareholders approved the 2020 Omnibus Incentive Plan (the “2020 Plan”). The 2020 Plan allows for the issuance of stock options, stock appreciation rights, stock awards (including restricted stock awards (“RSAs”) and Restricted Stock Units (“RSUs”) and other stock-based awards. Directors, officers and employees, as well as others performing independent consulting or advisory services for the Company or its affiliates, will be eligible for grants under the 2020 Plan. The aggregate number of shares reserved under the 2020 Plan is approximately 11.6 million. The 2020 Plan terminates on June 24, 2030.
On October 28, 2020, the Board of Directors of DMS Inc. approved the grant of approximately 1.2 million RSUs, including 65,000 units granted for Directors under the 2020 Plan. The RSUs vest one-third each year based on three years of continuous service starting with July 16, 2021 through July 16, 2023. The 2020 Plan provides Directors’ and employees’ vesting rights after each year for completed service to the Company.
The participants have no rights of a stockholder with respect to the RSUs, including the right to vote and the right to receive distributions or dividends until the shares become vested and settled. The settlement occurs after the vesting date and shall represent the right to receive one Share of Class A of common stock. RSUs awards provide for accelerated vesting if there is a change in control.
The fair value of non-vested shares is determined based on the closing trading price of the Company’s shares on the grant date and are amortized over the award’s service period. At December 31, 2020, total non-vested stock-based compensation expense related to restricted stock was $8.8 million, which will be recognized over a weighted-average remaining period of 2.54 years. The weighted-average grant-date fair value of shares granted during the year ended December 31, 2020, were $7.31 per share.
Restricted Shares
The following table presents the restricted share activity for the year ended December 31, 2020 (in thousands, except price per share):

Restricted Stock Units	Number of Restricted Stock	Weighted-Average Grant Date Fair Value
Outstanding at January 1, 2020	—	$—
Granted	1,245	$7.31
Forfeited/Canceled	48	$7.31
Vested	—	$—
Outstanding at December 31, 2020	1,197	$7.31
Vested at December 31, 2020	—	—
Exercisable at December 31, 2020	—	—
On December 31, 2020, the Company has two shared-based compensation plans; restricted share units and stock options. The compensation cost that has been recorded against Consolidated Statement of Operations, “Salaries and related costs” was approximately $1.0 million.
The Company’s 2020 Omnibus Incentive Plan, which is shareholder-approved, permits the grant of share options and shares to its employees up to 11.6 million shares of Class A Common Stock. The Company believes that such awards better align the interest of its employees with those of its shareholders. Stock option awards are granted with an exercise price equal to the market price of the Company’s stock at the date of grant; those option awards vest on 3 years of continuous service and have 10-year contractual terms. The 2020 Plan allows employees’ vesting rights after each year for completed service to the Company.
The participants have no rights of a stockholder with respect to the stock options, including the right to vote and the right to receive distributions or dividends until the shares become vested and exercised. The exercise occurs after the vesting date and the participant may exercise the option by giving written notice of exercise to the Company specifying the number of shares to be purchased, accompanied by full payment of the exercise price or by means of a broker-assisted cashless exercise. Stock option awards provide for accelerated vesting if there is a change in control.
The fair value of each option award is estimated on the date of grant using the Black-Scholes valuation method, which uses the assumptions noted in the following table. Because Black-Scholes option valuation models incorporate ranges of assumption for inputs, the selected inputs are disclosed below. Expected volatilities are based on implied volatilities from traded options on the Company’s peer group. The expected term of an option granted is derived from the output of the option valuation model and represents the period of time that options granted are expected to be outstanding; the below range results from certain Company’s peer group of employees exhibiting different behavior. The Company’s common stock began trading on April 20, 2018; no cash dividends have been declared since that time, and we do not anticipate paying cash dividends in the foreseeable future. The risk-free rate within the contractual life of the option is based on the U.S. Treasury yield curve in effect at the time of the grant. We recognize forfeitures and/or cancellations based on an actual occurrence.
Stock Options
The following is the weighted average of the assumptions used in calculating the fair value of the total stock options granted in 2020 using the Black-Scholes method:

Fair market value	$3.34
Risk-free rate	0.4%
Dividend yield	—%
Expected volatility	49.4%
Expected term (in years)	5.9 years
The following table presents the stock option activity for the year ended December 31, 2020 (in thousands, except price per share):

Stock Options	Number of Stock Options	Weighted-Average Grant Date Fair Value	Weighted-Average Remaining Contractual Term (in Years)	Total Intrinsic Value of Restricted Stock Vested
Outstanding at January 1, 2020	—	$—	—	$—
Granted	574	$3.34	5.9 years	$—
Exercised	—	$—	—	$—
Forfeited/expired	23	$—	—	$—
Outstanding at December 31, 2020	551	$3.34	5.9 years	$—
Vested at December 31, 2020	—	—	—	—
Exercisable at December 31, 2020	—	—	—	—
The weighted-average grant-date strike price of options during the year ended December 31, 2020 were $7.31 per share. The total intrinsic value of options exercised during the year ended December 31, 2020 was $0. The weighted-average grant-date fair value of shares granted during the year ended December 31, 2020, was $3.34 per share. During the year ended December 31, 2020, there were no shares or units converted into Class A Common Stock, or exercised from restricted stock units, stock options and warrants.
The following table presents non-vested shares for the year ended December 31, 2020 (in thousands, except price per share):

Non-vested Shares	Shares (000)	Weighted-Average Grant Date Fair Value
Non-vested at January 1, 2020	—	$—
Granted	1,819	$7.31
Vested	—	$—
Forfeited	71	$7.31
Non-vested at December 31, 2020	1,748	$7.31
As of December 31, 2020, the total value of unvested shares was $10.6 million under the 2020 Plan. That cost is expected to be recognized over a weighted-average period of 2.54 years. The total fair value of shares vested during the years ended December 31, 2020, was $0.
Defined Contribution Plans
The Company offers a 401(k) plan with a mandatory match and a discretionary bonus contribution to all of its eligible employees. The Company matches employees’ contributions based on a percentage of salary contributed by the employees. The Company’s match cost for the year ended December 31, 2020, and 2019 was $0.8 million and $0.5 million respectively, recorded within “Salaries and related costs” on the consolidated statements of operations.
Employee Incentive Plan
The Company instituted a transaction-based cash bonus plan, the Digital Media Solutions, LLC Employee Incentive Plan (the “EIP”), in 2017, which was amended and restated on January 31, 2019. The EIP provides for a cash bonus pool payout to vested participants upon the occurrence of a “Sale of the Company” prior to December 31, 2024, in which the equity value (as determined by the board of managers) exceeds $100 million. Each EIP participant was awarded a number of bonus pool units, and is entitled to a pro rata share of the aggregate bonus pool based on the total number of vested bonus pool units held among all participants. DMSH also instituted a second transaction-based cash bonus plan on November 1, 2019, which mirrors the first plan, except that the equity value was raised to $325 million.
On April 23, 2020, DMSH entered into a Business Combination agreement with Leo. Although this business combination is not considered a “Sale of the Company” for purposes of the EIP, the board of managers was permitted at its discretion to make a payment under the plan as it deemed fit upon consummation of the business combination. The board of managers elected to pay a total of approximately $250 thousand in cash to EIP participants in connection with the Business Combination, which was paid during the year ended December 31, 2020, and these plans were terminated.